UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05506

College and University Facility Loan Trust Two

(Exact name of registrant as specified in charter)

c/o U.S. Bank One Federal Street, Boston, MA 02110

Address of principal executive offices) (Zip code)

Patrick S.R. MacDonald

US Bank Corporate Trust Services

One Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-603-6467

Date of fiscal year end: November 30

Date of reporting period: August 31, 2015

Item 1. Schedule of Investments

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

SCHEDULE OF INVESTMENTS

(unaudited)

August 31, 2015

(Dollar Amounts in Thousands)

Outstanding Principal Balance	Description	Stated Interest Rate %	Maturity Date	Effective Yield to Maturity % (A)	Amortized Cost
	COLLEGE AND UNIVERSITY LOANS (161%)

	---------- ALABAMA (9%)--------
$540	Auburn University	3.000	12/01/2018	9.16%	$468

					468
	---------- CALIFORNIA (21%)--------
793	California State University	3.000	11/01/2019	8.99	698
129	Lassen Junior College District	3.000	04/01/2020	10.27	107
390	University Student Co-Operative Association	3.000	04/01/2019	10.70	331

					1,136
	---------- DISTRICT OF COLUMBIA (56%)--------
985	Georgetown University	3.000	11/01/2020	10.36	817
2,640	Georgetown University	4.000	11/01/2020	10.52	2,241

					3,058
	---------- GEORGIA (2%) --------
134	Paine College	3.000	10/01/2016	10.45	126

					126
	---------- INDIANA (22%) --------
1,560	Vincennes University	3.000	06/01/2023	9.02	1,191

					1,191
	---------- IOWA (0%)* --------
24	Simpson College	3.000	07/01/2016	10.58	21

					21
	---------- MISSISSIPPI (11%)--------
224	Millsaps College	3.000	11/01/2021	10.34	180
530	Mississippi State University	3.000	12/01/2020	9.64	429

					609
	---------- NEW JERSEY (7%)--------
340	Fairleigh Dickinson University	3.000	11/01/2017	10.39	311
57	Rider College	3.000	05/01/2017	10.70	52

					363
	---------- NEW Mexico (2%)--------
139	College of Santa Fe	3.000	10/01/2018	10.43	124

					124
	---------- NEW YORK (1%)--------
45	Daemen College	3.000	04/01/2016	10.77	42

					42

The accompanying notes are an integral part of this schedule.

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

SCHEDULE OF INVESTMENTS

(unaudited)

August 31, 2015

(Dollar Amounts in Thousands)

(continued)

Outstanding Principal Balance		Description	Stated Interest Rate %	Maturity Date	Effective Yield to Maturity % (A)		Amortized Cost

		---------- NORTH CAROLINA (3%) --------
$75		Elizabeth City State University	3.000	10/01/2017	10.02%		$69
120		Saint Mary’s College	3.000	06/01/2020	10.14		97

							166
		---------- OHIO (1%)--------
48		Wittenberg University	3.000	11/01/2017	10.39		44

							44
		---------- PENNSYLVANIA (17%)--------
867		Philadelphia College of Art	3.000	01/01/2022	10.62		662
290		Villanova University	3.000	04/01/2019	10.70		246

							908
		---------- PUERTO RICO (3%)--------
183		Inter American University of Puerto Rico	3.000	01/01/2017	10.94		165

							165
		---------- TEXAS (3%)--------
200		University of Saint Thomas	3.000	10/01/2019	10.41		171

							171
		---------- VIRGINIA (2%)--------
115		Lynchburg College	3.000	05/01/2018	10.68		102

							102
		---------- WEST VIRGINIA (1%)--------
60		Bethany College	3.000	11/01/2017	10.40		55

							55
		---------- WISCONSIN (1%)--------
80		Marian College	3.000	10/01/2016	10.45		76

							76

	(B)	TOTAL COLLEGE & UNIVERSITY LOANS (161%)					8,825

		Allowance for Loan Losses (-2%)					(90)

		Loans, net of allowance for loan losses (159%)					8,735

		INVESTMENT AGREEMENTS (24%)
784		JPMorgan Chase Bank - Revenue Fund	7.050	06/01/2018 (C)	7.050		784
507		JPMorgan Chase Bank - Liquidity Fund	7.750	06/01/2018 (C)	7.750		507

		TOTAL INVESTMENT AGREEMENTS					1,291

		TOTAL INVESTMENTS (183%)				(B)	$10,026

		OTHER ASSETS, LESS LIABILITIES (-83%)					(4,555)

		NET ASSETS (100.0%)					$5,471

(A)	Represents the rate of return earned by the Trust based on the purchase discount and the accretion to maturity.
(B)	The tax basis of the Loans is approximately $11,859.
(C)	Terminates at the earlier of June 1, 2018 or the date on which the Bonds are paid-in-full.
*	Rounds to less than 1%

The accompanying notes are an integral part of this schedule.

Item 2. Controls and Procedures

(a)	Not applicable to the registrant.

(b)	Not applicable to the registrant.

Item 3. Exhibits.

The following exhibits are attached to this Form N-Q:

1)	Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), is attached.

2)	Annual Compliance Statement of the Servicer, Berkadia Commercial Mortgage LLC is attached.

3)	Berkadia Commercial Mortgage LLC reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          College and University Facility Loan Trust Two

By (Signature and Title)*          /s/ Patrick S.R. MacDonald, Assistant Vice President

Date           October 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ Bryan Calder, Executive Vice President

Date           October 26, 2015

*	Print the name and title of each signing officer under his or her signature.